Agreements with Horizon - Additional Information (Detail) - Horizon collaboration agreement [Member] - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 12, 2022	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement, transaction price	$ 55.0		$ 55.0	$ 55.0
Collaboration agreement, Aggregate amount of sales milestone		$ 75.1
Transaction price to be determined			55.0
Received amount from Horizon				32.5
Collaboration agreement revenue				$ 6.7
Amount retained			55.0
Collaboration agreement, contingent payment			75.1
Refund liability			55.0
Sales-based milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaboration agreement, contingent payment			75.1
Collaboration agreement, contingent payment payable excess of cash received			$ 20.1